Leases - Schedule of future minimum lease receivables for operating leases (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Vessels
Disclosure of finance lease and operating lease by lessor [line items]
Undiscounted lease receivables	$ 644,234	$ 434,516
Vessels | Less than 1 year
Disclosure of finance lease and operating lease by lessor [line items]
Undiscounted lease receivables	123,319	143,748
Vessels | Between 1 and 5 years
Disclosure of finance lease and operating lease by lessor [line items]
Undiscounted lease receivables	303,561	263,406
Vessels | More than 5 years
Disclosure of finance lease and operating lease by lessor [line items]
Undiscounted lease receivables	217,354	27,362
Office Lease
Disclosure of finance lease and operating lease by lessor [line items]
Undiscounted lease receivables	9,559	11,732
Office Lease | Less than 1 year
Disclosure of finance lease and operating lease by lessor [line items]
Undiscounted lease receivables	2,328	2,229
Office Lease | Within two years
Disclosure of finance lease and operating lease by lessor [line items]
Undiscounted lease receivables	2,359	2,304
Office Lease | Between two and three years
Disclosure of finance lease and operating lease by lessor [line items]
Undiscounted lease receivables	1,898	2,335
Office Lease | Between three and four years
Disclosure of finance lease and operating lease by lessor [line items]
Undiscounted lease receivables	1,689	1,890
Office Lease | Between four and five years
Disclosure of finance lease and operating lease by lessor [line items]
Undiscounted lease receivables	1,285	1,689
Office Lease | More than 5 years
Disclosure of finance lease and operating lease by lessor [line items]
Undiscounted lease receivables	$ 0	$ 1,285